Net earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year Ended March 31,
	2016	2017	2018

Income available to common stockholders ($ in thousands)	$2,871	$2,795	$4

Basic weighted average common shares outstanding	5,173,431	5,143,648	4,910,357

Basic net earnings per share	$0.55	$0.54	$0.00

Basic weighted average common shares outstanding	5,173,431	5,143,648	4,910,357
Effect of dilutive securities – Options	-	172,745	380,547

Diluted weighted average common and potential common shares outstanding	5,173,431	5,316,393	5,290,904

Diluted net earnings income per share	$0.55	$0.53	$0.00